ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

August 24, 2022

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Ladies and Gentlemen:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, BTD Capital Fund (the “Fund”), is Post-Effective Amendment No. 823 and Amendment No. 824 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
If you have any additional questions or require further information, please do not hesitate to contact me at alyssa.bernard@usbank.com.

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President